SCHEDULE OF LOSS OR INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss or income before income taxes from continuing operations	$ (3,001,926)	$ (3,508,819)	$ (2,578,726)
CAYMAN ISLANDS | Parent [Member]
Loss or income before income taxes from continuing operations	(1,188,362)	(674,004)	(1,632,390)
UNITED STATES | Mercurity Fintech Technology Holding Inc [Member]
Loss or income before income taxes from continuing operations	(1,746,229)	(2,728,295)	(853,446)
UNITED STATES | Chaince Securities, Inc. [Member]
Loss or income before income taxes from continuing operations	(33,716)	(34,286)	(15,737)
UNITED STATES | Chaince Securities, LLC [Member]
Loss or income before income taxes from continuing operations	(29,778)
HONG KONG | Ucon Capital [Member]
Loss or income before income taxes from continuing operations	16,673	(11,975)	(4,678)
HONG KONG | Aifinity Base Limited [Member]
Loss or income before income taxes from continuing operations
CHINA | Lianji Future Technology Ltd [Member]
Loss or income before income taxes from continuing operations	(18,740)	(58,461)	(70,436)
CHINA | Chaince (Shenzhen) Consulting Co., Ltd. [Member]
Loss or income before income taxes from continuing operations
CHINA | Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. [Member]
Loss or income before income taxes from continuing operations